Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounting Policies [Abstract]
Useful Lives of Property, Plant and Equipment

The useful lives of these items are assessed as follows:

Leasehold improvements	Shorter of the life of the lease or useful life
Fixtures and fittings	Three to ten years
Motor vehicles	Four to eight years
Plant, machinery and equipment	Three to ten years

Estimated Useful Lives of Intangible Assets

Amortization is charged to depreciation and amortization expense on a straight-line basis over the estimated useful life of the intangible assets, from the time that the assets are available for use. The useful lives of these items are assessed as follows:

Development costs	Three years
Brand, trademarks & domain names	Five to sixteen years
Customer relationships	Three to five years
Acquired software	Three to ten years